Fair Value	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value
FAIR VALUE

Realized gains (losses) on equity investments are computed using the specific identification method. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements must maximize the use of observable inputs and minimize the use of unobservable inputs.  There is a hierarchy of three levels of inputs that may be used to measure fair value:

Level 1 - quoted prices in active markets for identical assets or liabilities.

Level 2 - observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - unobservable inputs supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The aggregate amount of equity securities carried at cost for which the Company has not elected the fair value option, was $0.5 million at December 31, 2013 and 2012. The remaining $24.8 million in equity security investments at December 31, 2013 and 2012, are stated at fair value. The following table summarizes the bases used to measure certain assets at fair value on a recurring basis in the balance sheet at December 31, 2013 and 2012:

		Fair Value Measurements Using:
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2013
Assets:	Fair Value
Available-for-sale equity securities
Cement industry	$12,671,592	$12,671,592	$—	$—
General building materials industry	6,565,316	6,565,316	—	—
Oil and gas refining and marketing industry	4,425,517	4,425,517	—	—
Residential construction industry	1,093,869	1,093,869	—	—
Total assets measured at fair value	$24,756,294	$24,756,294	$—	$—

December 31, 2012
Assets:
Available-for-sale equity securities
Cement industry	$12,477,760	$12,477,760	$—	$—
General building materials industry	5,751,005	5,751,005	—	—
Oil and gas refining and marketing industry	6,532,981	6,532,981	—	—
Total assets measured at fair value	$24,761,746	$24,761,746	$—	$—

Cash and cash equivalents have carrying values that approximate fair value using Level 1 prices. Receivables, accounts payable and short and long-term debt have carrying values that approximate fair values using Level 2 inputs. The Company's valuation techniques used to measure the fair value of its marketable equity securities were derived from quoted prices in active markets for identical assets (Level 1 inputs). Investments that are recorded at cost or the equity method are evaluated quarterly for events that may adversely impact their carrying value.

There were no transfers between levels and there were no significant changes in the valuation techniques during the period ended December 31, 2013. No reconciliation (roll forward) of the beginning and ending balances for Level 3 is presented since the Company does not have any assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 inputs) at either of the dates reported in the table above. The Company has no liabilities at either date requiring remeasurement to fair value on a recurring basis in the balance sheet. The Company has no additional assets or liabilities at either date requiring remeasurement to fair value on a non-recurring basis in the balance sheet.

The following table shows the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual trade lots of securities have been in a continuous unrealized loss position at December 31, 2013 and 2012:

Available-for-sale equity securities	Less than 12 Months		12 Months or Greater		Total
		Unrealized Losses		Unrealized Losses		Unrealized Losses
December 31, 2013	Fair Value		Fair Value		Fair Value
Residential construction industry	$283,143	$20,267	$—	$—	$283,143	$20,267
Total	$283,143	$20,267	$—	$—	$283,143	$20,267
December 31, 2012
Cement industry	$—	$—	$15,379	$2,737	$15,379	$2,737
Total	$—	$—	$15,379	$2,737	$15,379	$2,737